RELATED PARTY TRANSACTIONS - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 13	$ 10
Post-employment benefits	2	3
Stock-based compensation	18	19
Total compensation	$ 33	$ 32